Common shares - Stock and securities repurchase program (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Mar. 31, 2021	Jul. 31, 2018	May 31, 2018	May 31, 2015
Disclosure of classes of share capital [line items]
Purchase of treasury shares			$ 13,115,000	$ 1,000
Repurchase / repayment of Convertible Notes		$ 0	$ (46,737,000)	$ (145,000,000)
Common shares held in treasury		7,519,324	7,519,324
Par value per share (in dollars per share)		$ 0.01	$ 0.01
Convertible Notes Due 2022
Disclosure of classes of share capital [line items]
Aggregate principal amount notes issued	$ 52,300,000				$ 19,400,000	$ 62,100,000	$ 15,000,000	$ 188,500,000
Repurchase / repayment of Convertible Notes	46,700,000
Gain (loss) on repurchase of convertible notes	1,000,000
Average price per note	894.12
Common stock and Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)		175,000,000
Common stock
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)		150,000,000	150,000,000
Par value per share (in dollars per share)		$ 0.01	$ 0.01
Number of shares outstanding (in shares)		58,369,516	58,093,147
Preference shares
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)		25,000,000
Par value per share (in dollars per share)		$ 0.01
2015 Securities Repurchase Program | Common stock
Disclosure of classes of share capital [line items]
Authorized amount of share repurchase									$ 250,000,000
Entity's shares acquired (in shares)			1,170,000
Common stock, par value (in dollars per share)			$ 11.18
Purchase of treasury shares			$ 13,100,000
2020 Securities Repurchase Program | Common stock
Disclosure of classes of share capital [line items]
Authorized amount of share repurchase	$ 250,000,000
Stock buyback program, remaining authorized amount		$ 250,000,000